Assets and Liabilities in Currencies Other than the Argentine Peso - Summary of Assets and Liabilities in Currencies Other (Detail)
€ in Millions, ¥ in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 CLP ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 ARS ($)
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 1,335	$ 3,909	$ 2,501
Non-current trade receivables	2,210	87	469
Current trade receivables	40,649	33,645	22,111
Other current receivables	12,684	13,456	19,413
Cash and cash equivalents	28,738	10,757	15,387																	$ 9,758
Non-current provisions	54,734	47,358	39,623
Longterm borrowings	151,727	127,568	77,934
Other non-current liabilities	277	336	340
Non-current liabilities	1,655	2,187	285
Current provisions	2,442	1,994	2,009
Current tax liabilities, current	191	176	1,487
Salaries and social security	4,132	3,094	2,452
Other current liabilities	2,383	4,390	413
Total noncurrent assets	383,420	333,913	286,480
Total current assets	122,298	87,226	76,973
Total assets	505,718	421,139	363,453
Total noncurrent liabilities	250,451	220,012	163,201
Total current liabilities	102,734	82,466	79,791
Total liabilities	353,185	302,478	242,992
Amount in currencies other than Argentine peso [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Total noncurrent assets	74	10,454	628
Total current assets	33,422	26,476	22,829
Total assets	33,496	36,930	23,457
Total noncurrent liabilities	175,956	140,911	94,085
Total current liabilities	56,286	41,545	46,350
Total liabilities	232,242	182,456	140,435
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	37	2,669	595	$ 2						$ 169					$ 46
Non-current financial assets		7,737								490
Current trade receivables	7,049	6,269	3,973	380						397					307
Other current receivables	3,061	5,511	5,267	165						349					407
Current financial assets	12,936	7,548		697						478
Cash and cash equivalents	9,757	6,537	13,056	526						414					1,009
Non-current provisions	54,253	42,506	36,173	2,909						2,675					2,774
Longterm borrowings	115,628	91,222	57,417	6,200						5,741					4,403
Other non-current liabilities	269	334	316	14						21					24
Non-current liabilities	75	2,113	166	4						133					13
Current provisions	1,063	715	1,043	57						45					80
Current portion of non-current borrowings	30,725	16,754	20,121	1,647						1,054					1,543
Salaries and social security	112	96	91	6						6					7
Other current liabilities	2,331	4,371	412	125						275					32
Other current payables	$ 21,429	$ 19,020	$ 24,064	$ 1,149						$ 1,197					$ 1,845
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.55	15.79	12.94
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Non-current assets [member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		15.79
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.55	15.79	12.94
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.55	15.79	12.94
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.55	15.79
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.55	15.79	12.94
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Provisions [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Provisions [Member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Loans [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Other liabilities [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Other liabilities [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | US Dollar To Argentine Peso Exchange Rate [Member] | Salaries and social security [Member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.65	15.89	13.04
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables		$ 48	$ 33									R$ 10					R$ 10
Non-current trade receivables	$ 37						R$ 2
Current trade receivables		111	50									23					15
Other current receivables		19	23									4					7
Cash and cash equivalents		10	13									2					4
Longterm borrowings		63	13									13					4
Current tax liabilities, current		24	20									5					6
Current portion of non-current borrowings		82	117									17					35
Salaries and social security		10	7									2					2
Other current payables		$ 44	$ 47									R$ 9					R$ 14
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.84	3.31
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Non-current assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.55
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.84	3.31
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.84	3.31
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.84	3.31
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.88	3.35
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Loans [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.88	3.35
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.88	3.35
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Tax payable [Member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.88	3.31
Amount in currencies other than Argentine peso [Member] | Brazilian Real To Argentine Peso Exchange Rate [Member] | Salaries and social security [Member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		4.88	3.35
Amount in currencies other than Argentine peso [Member] | Chilean Peso To Argentine Peso Exchange Rate [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current trade receivables	$ 295	$ 211	$ 339					$ 9,836					$ 10,542					$ 16,971
Other current receivables	129		1					4,303										27
Cash and cash equivalents	27	5	10					898					240					502
Current tax liabilities, current	46	21	22					1,524					1,055					1,077
Salaries and social security	7	10	8					247					501					423
Other current payables	$ 55	$ 98	$ 26					$ 1,826					$ 4,915					$ 1,283
Amount in currencies other than Argentine peso [Member] | Chilean Peso To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.03		0.02
Amount in currencies other than Argentine peso [Member] | Chilean Peso To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.03	0.02	0.02
Amount in currencies other than Argentine peso [Member] | Chilean Peso To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.03	0.02	0.02
Amount in currencies other than Argentine peso [Member] | Chilean Peso To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.03	0.02	0.02
Amount in currencies other than Argentine peso [Member] | Chilean Peso To Argentine Peso Exchange Rate [Member] | Tax payable [Member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.03	0.02	0.02
Amount in currencies other than Argentine peso [Member] | Chilean Peso To Argentine Peso Exchange Rate [Member] | Salaries and social security [Member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.03	0.02	0.02
Amount in currencies other than Argentine peso [Member] | Euro To Argentine Peso Exchange Rate [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables	$ 111	$ 249	$ 84						€ 5					€ 15					€ 6
Other current payables	$ 404	$ 252	$ 369						€ 18					€ 15					€ 26
Amount in currencies other than Argentine peso [Member] | Euro To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	22.28	16.63	14.07
Amount in currencies other than Argentine peso [Member] | Euro To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	22.45	16.77	14.21
Amount in currencies other than Argentine peso [Member] | Japanese Yen To Argentine Peso Exchange Rate [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables			$ 13													¥ 119
Other current payables	$ 3		$ 3		¥ 19											¥ 29
Amount in currencies other than Argentine peso [Member] | Japanese Yen To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			0.11
Amount in currencies other than Argentine peso [Member] | Japanese Yen To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.17		0.11
Amount in currencies other than Argentine peso [Member] | Swiss Franc To Argentine Peso Exchange Rate [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables	$ 57					SFr 3
Cash and cash equivalents		$ 6
Longterm borrowings	5,731	4,673				300					SFr 300
Current portion of non-current borrowings	54	45				3					SFr 3
Other current payables	$ 57	$ 3				SFr 3
Amount in currencies other than Argentine peso [Member] | Swiss Franc To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	19.04
Amount in currencies other than Argentine peso [Member] | Swiss Franc To Argentine Peso Exchange Rate [Member] | Current Assets [Member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		15.52
Amount in currencies other than Argentine peso [Member] | Swiss Franc To Argentine Peso Exchange Rate [Member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	19.13	15.57
Amount in currencies other than Argentine peso [Member] | Swiss Franc To Argentine Peso Exchange Rate [Member] | Loans [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	19.13	15.57
Amount in currencies other than Argentine peso [Member] | Swiss Franc To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Current Liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	19.13	15.57